Cover	Sep. 24, 2026
Cover [Abstract]
form	8-K
Amendment Flag	false
period	Sep. 24, 2026
File Number	333-295096
name of registrant	Luvulis Corporation
Entity Central Index Key	0002123169
Tax Identification No	38-4373791
incorporation state	WY
address	Al. Jerozolimskie 181
city	Warszawa
country	PL
zip code	02-222
area code	564
phone number	5447779
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false